Provisions (Tables)	12 Months Ended
Mar. 31, 2025
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2025 and 2024.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2023	¥128,234	¥119,110	¥247,344
Additional provisions	23,000	14,379	37,379
Amounts used	(29,431)	(8,748)	(38,179)
Unused amounts reversed	—	(14,825)	(14,825)
Amortization of discount and effect of change in discount rate	(939)	156	(783)
Others	—	383	383

Balance at March 31, 2024	120,864	110,455	231,319

Additional provisions	112,407	24,086	136,493
Amounts used	(21,320)	(5,572)	(26,892)
Unused amounts reversed	—	(5,315)	(5,315)
Amortization of discount and effect of change in discount rate	(2,292)	144	(2,148)
Others	—	(156)	(156)

Balance at March 31, 2025	¥209,659	¥123,642	¥333,301